Related Party Transactions - Schedule of Due to Related Party (Parentheticals) (Details)	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2023	Aug. 10, 2023
Related Party Transaction [Line Items]
Interest rate	0.00%	0.00%	8.00%	8.00%
Related Party [Member]
Related Party Transaction [Line Items]
Interest rate	8.00%	8.00%